SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Subsidiary Agreement Segment Vessel	Dec. 31, 2012 Tanker Vessel	Dec. 31, 2011	Dec. 31, 2004 Vessel
Orion Tankers Pool [Abstract]
Number of tankers withdrawn from pool		9
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents	3 months
Vessels, Net [Abstract]
Number of types of vessel	1
Historical and Average Spot Market Rate	15 years
Estimate useful life of vessel	25 years
Impairment on vessels	$ 0	$ 12,030,000	$ 0
Impairment Of Long-Lived Assets [Abstract]
Salvage value of the vessel	9,700,000
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum	30 months
Period when vessels are required to be drydocked, maximum	60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements	2
Segment Information [Abstract]
Number of operating segment	1
Income Taxes [Abstract]
Number of wholly owned subsidiaries	2
Income tax expense	86,000	0	0
Credit Risk [Abstract]
Allowance for doubtful accounts	0	0
Interest Risk [Abstract]
Derivatives outstanding	0	0
Geographical Segment [Abstract]
Total number of vessels	20	20		3
Norway [Member]
Income Taxes [Abstract]
Income tax rate for wholly-owned subsidiaries in Norway (in hundredths)	28.00%
Income tax expense	65,000
Income tax liability		214,000
Vessels [Member]
Vessels, Net [Abstract]
Impairment on vessels		$ 12,030,000
Ballast Tank [Member]
Vessels, Net [Abstract]
Improvements amortized over a period		8 years